Form N-1A Cover	Feb. 11, 2025
Prospectus [Line Items]
Document Effective Date	Feb. 12, 2025
Document Creation Date	Feb. 11, 2025
Document Type	485BPOS
Amendment Flag	false
Registrant Name	Simplify Exchange Traded Funds
Entity Central Index Key	0001810747
Entity Investment Company Type	N-1A
Document Period End Date	Feb. 11, 2025
Prospectus Date	Feb. 12, 2025